Income Tax - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	5.00%	1.00%	2.00%
Tax effect of non-deductible expenses			1.00%
Changes in valuation allowance	11.00%
Effective tax rate	41.00%	26.00%	28.00%